Segment Information - Operating Information by Geographic Area (Details) - Geographic Concentration Risk - Revenue	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
United Kingdom
Concentration risk
Percentage of benchmark derived from specified source	10.00%	11.00%	10.00%
Canada
Concentration risk
Percentage of benchmark derived from specified source	17.00%